Warrant Liability - (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		9 Months Ended
	Sep. 20, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Apr. 30, 2019
Statement Line Items [Line Items]
Issuance of common shares and warrants		$ 4,988		$ 4,988
Transaction costs		$ (786)		$ (786)
Number of common shares sold	3,325,000					191,650
Warrants price, per share	$ 1.65
Warrants expiration	5 years
Securities Purchase Agreement [Member]
Statement Line Items [Line Items]
Issuance of common shares and warrants	$ 4,988
Transaction costs	$ (786)
Combined purchase price, description	The combined purchase price for one common share and one warrant was $1.50.
Number of common shares sold	3,325,000